Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ (3,677)	$ (2,883)	$ (2,835)	$ (1,243)	$ 261
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	122	65	86	92	146
Provision for obsolete inventory	58	(98)	(192)	(63)	255
Provision for (recovery of) bad debts	2	19	18		(65)
Loss on disposal of fixed assets	2				33
Stock-based compensation	111	225	288	218	86
(Increase) decrease in:
Trade accounts receivable	1,910	1,747	1,766	6,353	(3,723)
Other accounts receivable	54	25	34	(26)	93
Inventory	(905)	2,009	2,758	(694)	(3,668)
Prepaid assets	246	43	355	753	657
Other assets	(7)	(183)	(255)	(98)	148
(Decrease) increase in:
Accounts payable	(968)	(1,668)	(559)	27	3,210
Accrued expenses	(45)	14	(746)	(461)	(376)
Net cash provided by (used in) operating activities	(3,097)	(685)	718	4,858	(2,943)
Cash flows from investing activities:
Purchase of property and equipment	(42)	(62)	(62)	(111)	(116)
Net cash used in investing activities	(42)	(62)	(62)	(111)	(116)
Cash flows from financing activities:
Borrowings on line of credit		1,578	1,848	4,460	4,380
Repayment on line of credit		(938)	(1,848)	(7,185)	(1,655)
Sale of common stock, net of offering expenses	948
Cash received from exercise of stock options				27	137
Net cash provided by (used in) financing activities	948	640		(2,698)	2,862
Effect of exchange rate changes on cash	444	(851)	(1,103)	(866)	(708)
Net increase (decrease) in cash and cash equivalents	(1,747)	(958)	(447)	1,183	(905)
Cash and cash equivalents, beginning of period	2,200	2,647	2,647	1,464	2,369
Cash and cash equivalents, end of period	453	1,689	2,200	2,647	1,464
Cash paid for interest	165	$ 185	$ 229	$ 350	77
Cash paid for income taxes	5				$ 50
Non-cash investing activities:
Transfer of other assets to property and equipment	$ 340